Property and Equipment (Details 1) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Beginning balance	$ 100,592	$ 43,825	$ 12,365
Addition	19,190	56,767	31,460
Ending balance	119,782	100,592	43,825
Computer software and equipment [Member]
Property, Plant and Equipment [Line Items]
Beginning balance	56,763	39,604	12,082
Addition	6,275	17,159	27,522
Ending balance	63,038	56,763	39,604
Furniture and fixture [Member]
Property, Plant and Equipment [Line Items]
Beginning balance	6,218	4,221	283
Addition	477	1,997	3,938
Ending balance	6,695	6,218	4,221
Satellite Equipment [Member]
Property, Plant and Equipment [Line Items]
Beginning balance	37,611
Addition	12,438	37,611
Ending balance	$ 50,049	$ 37,611